Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Current Income Tax Expense (Benefit)	$ (186)	$ (426)	$ (1,822)
Deferred Income Tax Expense (Benefit)	197	675	3,501
Income Tax Expense (Benefit), Continuing Operations	$ 11	$ 249	$ 1,679